STOCK BASED COMPENSATION (Q1) (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($) Seller $ / shares shares	Mar. 31, 2022 USD ($) Seller $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Stock Option [Abstract]
Compensation expense | $		$ 181,000	$ 119,000	$ 595,000	$ 179,000
Weighted-Average Remaining Contractual Life [Abstract]
Intrinsic value of options exercised | $		20,000	0	81,000	13,000
Unrecognized compensation expense | $		295,000	394,000	394,000	$ 462,000
Share-Based Compensation Disclosures [Abstract]
Unamortized compensation expense | $		17,800		21,000
Beaches Development Group LTD [Member]
Stock Option [Abstract]
Compensation expense | $		$ 8,900	10,700	$ 64,000
Share-Based Compensation Disclosures [Abstract]
Number of sellers | Seller	2
Shares allocated as purchase consideration (in shares)	180,972	180,972		180,972
Fair value of shares | $	$ 135,000		$ 135,000	$ 135,000
Share price (in dollar per share) | $ / shares		$ 0.75		$ 0.75
Unamortized compensation expense | $		$ 17,800		$ 21,000
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member]
Stock Option [Abstract]
Vesting period for shares	2 years	2 years
Share-Based Compensation Disclosures [Abstract]
Number of sellers | Seller	2
Shares allocated as purchase consideration (in shares)	113,908	113,908
Fair value of shares | $	$ 85,000
Share price (in dollar per share) | $ / shares	$ 0.75
Beaches Development Group LTD [Member] | Vesting in Year 1 [Member] | Sellers Who Signed Employment Contracts [Member]
Share-Based Compensation Disclosures [Abstract]
Percent of shares that vest per year	50.00%	50.00%
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member]
Share-Based Compensation Disclosures [Abstract]
Number of sellers | Seller	2	2
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member] | Sellers Who Signed Employment Contracts [Member]
Share-Based Compensation Disclosures [Abstract]
Percent of shares that vest per year	50.00%	50.00%
Stock Options [Member]
Stock Option Activity [Roll Forward]
Outstanding at beginning of period (in shares)	6,041,043	6,802,437	6,041,043	6,041,043	4,597,500
Options granted (in shares)		0		1,173,500	1,575,000
Options exercised (in shares)		(34,791)		(159,477)	(33,436)
Options forfeited (in shares)		(18,334)		(237,528)	(56,668)
Options cancelled (in shares)		0		(15,101)	(41,353)
Outstanding at end of period (in shares)		6,749,312		6,802,437	6,041,043	4,597,500
Options vested and exercisable at beginning of period (in shares)	3,838,429	4,628,311	3,838,429	3,838,429	2,970,724
Options vested and exercisable at end of period (in shares)		4,814,604		4,628,311	3,838,429	2,970,724
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0.31	$ 0.38	$ 0.31	$ 0.31	$ 0.19
Options granted (in dollars per share) | $ / shares		0		0.75	0.68
Options exercised (in dollars per share) | $ / shares		0.19		0.24	0.37
Options forfeited (in dollars per share) | $ / shares		0.75		0.66	0.33
Options cancelled (in dollars per share) | $ / shares		0		0.54	0.39
Outstanding at end of period (in dollars per share) | $ / shares		0.38		0.38	0.31	$ 0.19
Options vested and exercisable at beginning of period (in dollars per share) | $ / shares	$ 0.19	0.24	$ 0.19	0.19	0.17
Options vested and exercisable at end of period (in dollars per share) | $ / shares		$ 0.25		$ 0.24	$ 0.19	$ 0.17
Weighted-Average Remaining Contractual Life [Abstract]
Options vested and exercisable		6 years 7 months 20 days		6 years 9 months 14 days	7 years 7 months 13 days	8 years 5 months 23 days
2017 Equity Compensation Plan [Member]
Stock Option [Abstract]
Option maximum term		10 years		10 years
Vesting period for shares		4 years		4 years
Aggregate number of common shares authorized for issuance (in shares)		7,195,584		7,195,584
Compensation expense | $		$ 181,000	$ 119,000	$ 595,000	$ 179,000